Acquisitions - Summary of Assets Acquired and Liabilities Assumed (Detail) - Summit Materials, LLC				6 Months Ended		12 Months Ended
	Aug. 17, 2015 USD ($)	Aug. 13, 2015 USD ($) facility	Jul. 17, 2015 USD ($)	Jul. 02, 2016 USD ($) facility MT	Jun. 27, 2015 USD ($)	Jan. 02, 2016 USD ($)	Dec. 27, 2014 USD ($)	Dec. 28, 2013 USD ($)
Business Acquisition [Line Items]
Cash paid for acquisitions						$ 61,307,000
Net gain on asset disposals				$ 3,717,000	$ 3,487,000	23,087,000	$ (6,500,000)	$ (12,419,000)
Financial assets						12,555,000
Inventories						2,036,000
Property, plant and equipment						57,817,000
Intangible assets						0
Other assets						(745,000)
Financial liabilities						(13,733,000)
Other long-term liabilities						(11,289,000)
Net assets acquired						46,641,000
Goodwill				$ 757,658,000		596,397,000	$ 419,270,000	$ 127,038,000
Purchase price						62,351,000
Acquisition related liabilities						(1,044,000)
Net cash paid for acquisitions						61,307,000
Cement plant
Business Acquisition [Line Items]
Number of Plants Owned and Operated | facility				2
Bettendorf Iowa [Member]
Business Acquisition [Line Items]
Net gain on asset disposals						16,600,000
Cement [Member]
Business Acquisition [Line Items]
Goodwill				$ 199,466,000		194,163,000
Cement [Member] | Bettendorf Iowa [Member]
Business Acquisition [Line Items]
Net gain on asset disposals			$ 16,600,000
Davenport Acquisition [Member]
Business Acquisition [Line Items]
Cash paid for acquisitions		$ 450,000,000	448,710,000
Inventories			21,776,000
Property, plant and equipment			275,436,000
Intangible assets			0
Other assets			6,450,000
Financial liabilities			(2,190,000)
Other long-term liabilities			(4,086,000)
Net assets acquired			297,386,000
Goodwill			170,067,000
Purchase price			467,453,000
Bettendorf assets			(18,743,000)
Net cash paid for acquisitions			$ 448,710,000
Davenport Acquisition [Member] | Follow on Public Offering [Member]
Business Acquisition [Line Items]
Cash paid for acquisitions		$ 80,000,000
Davenport Acquisition [Member] | Follow on Public Offering [Member] | Cement terminal
Business Acquisition [Line Items]
Number of Plants Owned and Operated | facility		7
Davenport Acquisition [Member] | Cement [Member]
Business Acquisition [Line Items]
Cash paid for acquisitions		$ 450,000,000
Cement production capacity | MT				2
Davenport Acquisition [Member] | Cement [Member] | Cement plant
Business Acquisition [Line Items]
Number of Plants Owned and Operated | facility				2
Davenport Acquisition [Member] | Cement [Member] | Cement terminal
Business Acquisition [Line Items]
Number of Plants Owned and Operated | facility				8
Davenport Acquisition [Member] | Cement [Member] | Follow on Public Offering [Member]
Business Acquisition [Line Items]
Cash paid for acquisitions	$ 80,000,000
Acquisitions (excluding Davenport)
Business Acquisition [Line Items]
Financial assets						12,555,000
Inventories						2,036,000
Property, plant and equipment						57,817,000
Other assets						(745,000)
Financial liabilities						(13,733,000)
Other long-term liabilities						(11,289,000)
Net assets acquired						46,641,000
Goodwill						15,710,000
Purchase price						62,351,000
Acquisition related liabilities						(1,044,000)
Net cash paid for acquisitions						$ 61,307,000
2016 Acquisitions
Business Acquisition [Line Items]
Financial assets				$ 12,058,000
Inventories				16,458,000
Property, plant and equipment				147,106,000
Intangible assets				11,746,000
Other assets				4,517,000
Financial liabilities				(8,985,000)
Other long-term liabilities				(24,955,000)
Net assets acquired				157,945,000
Goodwill				149,832,000
Purchase price				307,777,000
Acquisition related liabilities				(11,113,000)
Net cash paid for acquisitions				$ 296,664,000